AAM S&P 500 High Dividend Value ETF
Schedule of Investments
July 31, 2023 (Unaudited)
Shares	Security Description	Value
	COMMON STOCKS - 99.9%
	Communication Services - 9.8%
92,095	AT&T, Inc.	$1,337,219
31,816	Comcast Corporation - Class A	1,439,992
42,210	Interpublic Group of Companies, Inc.	1,444,848
16,577	Omnicom Group, Inc.	1,402,746
40,533	Verizon Communications, Inc.	1,381,365
		7,006,170
	Consumer Discretionary - 9.6%
39,072	Bath & Body Works, Inc.	1,448,008
16,244	Best Buy Company, Inc.	1,349,064
98,661	Ford Motor Company	1,303,312
32,755	Tapestry, Inc.	1,413,378
9,136	Whirlpool Corporation	1,317,960
		6,831,722
	Consumer Staples - 9.6%
30,205	Altria Group, Inc.	1,371,911
10,040	Kimberly-Clark Corporation	1,296,164
28,258	Kroger Company	1,374,469
19,719	Molson Coors Beverage Company - Class B	1,375,795
14,109	Philip Morris International, Inc.	1,406,949
		6,825,288
	Energy - 9.9%
8,517	Chevron Corporation	1,393,892
51,258	Coterra Energy, Inc.	1,411,645
13,055	Exxon Mobil Corporation	1,400,018
12,892	Phillips 66	1,438,103
10,958	Valero Energy Corporation	1,412,596
		7,056,254
	Financials - 9.9%
42,853	Citizens Financial Group, Inc.	1,382,438
26,573	Comerica, Inc.	1,433,879
115,837	KeyCorp	1,425,953
49,349	Lincoln National Corporation	1,383,746
37,174	Zions Bancorp NA	1,421,906
		7,047,922
	Health Care - 9.6%
9,620	AbbVie, Inc.	1,438,960
18,137	CVS Health Corporation	1,354,652
63,971	Organon & Company	1,406,083
36,718	Pfizer, Inc.	1,324,051
129,690	Viatris, Inc.	1,365,636
		6,889,382
	Industrials - 9.7%
13,210	3M Company	1,472,915
14,063	CH Robinson Worldwide, Inc.	1,408,831
10,996	Paychex, Inc.	1,379,668
17,196	Robert Half, Inc.	1,275,084
7,313	United Parcel Service, Inc. - Class B	1,368,482
		6,904,980
	Information Technology - 9.8%
25,933	Cisco Systems, Inc.	1,349,553
79,361	Hewlett Packard Enterprise Company	1,379,294
42,471	HP, Inc.	1,394,323
9,871	International Business Machines Corporation	1,423,201
23,234	Seagate Technology Holdings plc	1,475,359
		7,021,730
	Materials - 10.4%
17,098	CF Industries Holdings, Inc.	1,403,404
26,210	Dow, Inc.	1,480,079
42,549	International Paper Company	1,534,317
15,167	LyondellBasell Industries NV - Class A	1,499,409
44,797	WestRock Company	1,491,292
		7,408,501
	Real Estate - 9.7%
21,367	Boston Properties, Inc.	1,423,683
62,265	Healthpeak Properties, Inc.	1,359,245
79,020	Host Hotels & Resorts, Inc.	1,453,968
65,712	Kimco Realty Corporation	1,331,325
11,071	Simon Property Group, Inc.	1,379,447
		6,947,668
	Utilities - 1.9%
11,182	Atmos Energy Corporation	1,360,961
	TOTAL COMMON STOCKS (Cost $73,369,321)	71,300,578

	SHORT-TERM INVESTMENTS - 0.4%
303,752	Invesco Government & Agency Portfolio, Institutional Class - 5.18% (a)	303,752
	TOTAL SHORT-TERM INVESTMENTS (Cost $303,752)	303,752
	TOTAL INVESTMENTS (Cost $73,673,073) - 100.3%	71,604,330
	Liabilities in Excess of Other Assets - (0.3)%	(243,903)
	NET ASSETS - 100.0%	$71,360,427

Percentages are stated as a percent of net assets.
(a)	Rate shown is the annualized seven-day yield as of July 31, 2023.

The Global Industry Classifications Standard (GICS®) was developed by and/or is exclusive property of MSCI, Inc. (“MSCI”) and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI, Inc. and S&P and has been licensed for use by the Fund’s Administrator, U.S. Bancorp Fund Services, LLC.

Summary of Fair Value Disclosure at July 31, 2023 (Unaudited)

The Fund utilizes various methods to measure the fair value of its investments on a recurring basis.  Accounting principles generally accepted in the United States of America (“U.S. GAAP”) establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security.

To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of July 31, 2023:

AAM S&P 500 High Dividend Value ETF
Assets^	Level 1	Level 2	Level 3	Total
Common Stocks	$71,300,578	$-	$-	$71,300,578
Short-Term Investments	303,752	-	-	303,752
Total Investments in Securities	$71,604,330	$-	$-	$71,604,330
^See Schedule of Investments for breakout of investments by sector classifications.
For the period ended July 31, 2023, the Fund did not recognize any transfers to or from Level 3.